Other liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Other liabilities [Abstract]
Other liabilities (Tables), Other non-current liabilities [Text Block]

Philips Group

Other non-current liabilities

in millions of EUR

2017 - 2018

	2017	2018
Deferred income [1]	249
Other tax liability	161	181
Other liabilities	65	72
Other non-current liabilities	474	253
[1] Due to implementation of IFRS 15 balances included in deferred income are now presented as contract liabilities.

Other liabilities (Tables), Other current liabilities [Text Block]

Philips Group

Other current liabilities

in millions of EUR

2017 - 2018

	2017	2018
Accrued customer rebates that cannot be offset with accounts receivables for those customers	435	422
Advances received from customers on orders not covered by work in process [1]	372
Other taxes including social security premiums	164	178
Other liabilities	155	137
Other current liabilities	1,126	737
[1] Due to implementation of IFRS 15 balances included in advances received from customers on orders not covered by work in progress are now presented as contract liabilities.